Operating costs by nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
summary of detailed information about operating costs by nature explanatory

	Year ended December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Incentives through network	23,338	105,939
Employee benefit expenses	40,402	112,102
Promotion and advertising	5,132	16,675
Offline service costs	—	7,965
Traveling, entertainment and general office expenses	3,106	7,640
Auditor’s remuneration	—	7,066
Depreciation of right-of-use assets	3,537	6,515
Bandwidth expenses and server custody costs	2,760	4,331
Rental, facility and utilities	669	4,277
Payment processing cost	1,695	3,893
Online service costs	6	1,250
Others	1,960	9,985
Total operating costs	82,605	287,638